Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(g)(i) of the Energy Transition Property Servicing Agreement, dated as of March 12, 2025 (Servicing Agreement), between CLECO POWER LLC, as servicer (Servicer), and CLECO SECURITIZATION II LLC, the Servicer does hereby certify, for the June 1, 2026, Payment Date (Current Payment Date), as follows:

Capitalized terms used but not defined in this Semi-Annual Servicer’s Certificate have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

(1) Allocation of available ETC Collections as of the Current Payment Date allocable to payment of principal and interest on the Energy Transition Bonds on the Current Payment Date:

a.    Principal

		Aggregate
i.	Tranche A-1	$3,519,569.61
ii.	Tranche A-2	—
iii.	Total:	$3,519,569.61

b.    Interest

		Aggregate
i.	Tranche A-1	$2,264,794.66
ii.	Tranche A-2	5,479,650.00
iii.	Total:	$7,744,444.66

(2)    Outstanding amount of the Energy Transition Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the expected principal balance to be Outstanding (following payment on the Current Payment Date):

a. Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1	$96,786,096.43
ii.	Tranche A-2	205,000,000.00
iii.	Total:	$301,786,096.43

b. Principal Balance to be Outstanding (following payment on the Current Payment Date):

i.	Tranche A-1	$93,266,526.82
ii.	Tranche A-2	205,000,000.00
iii.	Total:	$298,266,526.82

c. Difference between (b) above and Outstanding Amount specified in the Expected Amortization Schedule:

i.	Tranche A-1	$—
ii.	Tranche A-2	—
iii.	Total:	$—

(3)    All other transfers to be made on the Current Payment Date, including amounts to be paid to the Trustee and to the Servicer pursuant to Section 8.02(e) of the Indenture:

a. Certain Ongoing Financing Costs

i.	Trustee Fees and Expenses (subject to $100,000 annual cap per Section 8.02(e)(i) of the Indenture):	$—
ii.	Servicing Fee:	76,041.10
iii.	Administration Fee:	49,863.01
iv.	Independent Manager Fee:	5,000.00
v.	Other Operating Expenses:	143,957.60
vi.	Total:	$274,861.71

b. Other Ongoing Financing Costs and Payments

i.	Other Ongoing Financing Costs (payable pursuant to Section 8.02(e)(iv) of the Indenture):	$—
ii.	Funding of Capital Subaccount to the Required Capital Amount:	—
iii.	Return on Capital Subaccount payable to Cleco Power LLC from investment earnings on the Capital Subaccount:	60,977.35
iv.	Any other unpaid Issuance Costs of the Issuer, any remaining fees, expenses and indemnity amounts owed to the Trustee and any remaining indemnity amounts owed to the Issuer shall be paid to the parties to which such amounts, if any, are owed, pursuant to Section 8.02(e)(viii) of the Indenture:	—
v.	Deposits to Excess Funds Subaccount (including the portion, if any, of investment earnings on the Capital Subaccount in excess of the amounts payable under (iii) above):	—
vi.	Total:	$60,977.35

(4)    Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount before and after giving effect to the foregoing payments and the amount required to be on deposit in the Capital Subaccount:

a. Capital Subaccount
i.	Estimated amounts on deposit in the Capital Subaccount before giving effect to the foregoing payments:	$2,328,825.47
ii.	Estimated amounts on deposit in the Capital Subaccount after giving effect to the foregoing payments:	$2,287,500.00
iii.	Amount required to be on deposit in the Capital Subaccount:	$2,287,500.00
iv.	Difference between amounts on deposit in the Capital Subaccount after giving effect to the foregoing payments and the Required Capital Amount:	$—

b. Excess Funds Subaccount
i.	Estimated amounts on deposit in the Excess Funds Subaccount before giving effect to the foregoing payments:	$2,892,570.84
ii.	Estimated amounts on deposit in the Excess Funds Subaccount after giving effect to the foregoing payments:	$2,233,587.37

(5)    Allocation of Amounts in the Collection Account as of Current Payment Date Pursuant to Section 8.02(e) of the Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts	=	$—
ii.	Servicing Fee		$76,041.10
iii.	Administration Fee; Independent Manager Fee		$54,863.01
iv.	Operating Expenses		$143,957.60
v.	Semi-Annual Interest (including any past-due for prior periods)
1.	Tranche A-1 Interest Payment		$2,264,794.66
2.	Tranche A-2 Interest Payment		$5,479,650.00
vi.	Principal Due and Payable as a Result of and Event of Default or on Final Maturity Date
1.	Tranche A-1 Principal Payment		$—
2.	Tranche A-2 Principal Payment		$—
vii.	Semi-Annual Principal
1.	Tranche A-1 Principal Payment		$3,519,569.61
2.	Tranche A-2 Principal Payment		$—
viii.	Other unpaid Operating Expenses		$—
ix.	Funding of Capital Subaccount (to required level)		$—
x.	Capital Subaccount Return to Cleco Power		$60,977.35
xi.	Deposit to Excess Funds Subaccount		$—
	Aggregate Remittance as of the Current Payment Date		$11,599,853.33

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	May 21, 2026	CLECO POWER LLC,
as Servicer
/s/ Vincent M. Sipowicz
Vincent M. Sipowicz
Treasurer